Provisions - Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 2,642	£ 2,539
Exchange adjustments	(47)	131
Additions	772	455
Unused amounts reversed	(125)	(62)
Adjustment for change in discount rate	33	(224)
Unwinding of discount	102	88
Utilised	(265)	(285)
Reclassification to held for sale (note 10)	(3)
Other provisions, ending balance	3,109	2,642	£ 2,539
Exceptional items
Reconciliation of changes in other provisions [abstract]
Changes in environmental provisions	(496)	176	0
Environmental
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,891	1,877
Exchange adjustments	(37)	114
Additions	600	142
Unused amounts reversed	(18)	(38)
Adjustment for change in discount rate	4	(176)
Unwinding of discount	85	72
Utilised	(107)	(100)
Reclassification to held for sale (note 10)	0
Other provisions, ending balance	2,418	£ 1,891	£ 1,877
Real discount rate (in percent)		1.50%	0.50%
Decommissioning
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	297	£ 258
Exchange adjustments	(2)	5
Additions	34	91
Unused amounts reversed	(7)	(10)
Adjustment for change in discount rate	29	(48)
Unwinding of discount	11	10
Utilised	(9)	(9)
Reclassification to held for sale (note 10)	0
Other provisions, ending balance	353	297	£ 258
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	454	404
Exchange adjustments	(8)	12
Additions	138	222
Unused amounts reversed	(100)	(14)
Adjustment for change in discount rate	0	0
Unwinding of discount	6	6
Utilised	(149)	(176)
Reclassification to held for sale (note 10)	(3)
Other provisions, ending balance	£ 338	£ 454	£ 404